Cost of revenue	12 Months Ended
Mar. 31, 2023
Cost of revenue
Cost of revenue
19.	Cost of revenue

Cost of revenue consisted of the following:

	For the years ended March 31,
	2023	2022	2021
Amortization expenses	$5,800,442	$7,751,161	$6,651,329
Depreciation expenses of server hardware	3,943,495	4,172,837	3,689,815
Website maintenance fee	1,510,417	2,746,431	1,565,281
Resource usage fees(1)	1,510,417	1,622,891	1,407,768
Virtual simulation fees(2)	555,560	1,106,713	1,279,050
Maintenance material consumption fees	1,918	15,458	39,425
Employee compensation	146,602	160,338	—
Employee benefit expenses	10,281	9,199	—
Impairment(3)	13,800,583	—	—
Other	21,175	88,171	79,743
Total	$27,300,890	$17,673,199	$14,712,411
(1)	Since November 2018, the Company started to pay resource usage fees to colleges and universities in order to access the online course resources of these institutions with a period of validity of 5 years.
(2)	The Company paid virtual simulation fees to vendors Jiangsu Audio-visual Education Center in order to access virtual experimental training programs.
(3)	The impairment includes the impairment to property, plant and equipment for $5,749,384, and the impairment to intangible asset for $ 8,051,199.